Note 1 - Nature of Operations and Going Concern (Details Textual) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Total revenue	$ 0
Profit (loss)	(285,490)	$ (1,807,330)	$ (74,072)
Working Capital (Deficiency)	842,194	(463,566)
Retained earnings	$ (66,267,917)	$ (65,982,427)